Fair Value Measurements (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2018	$ 334
Total fair value as of June 30, 2018	408
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2018	334
Accretion of payments obligation	22
Total fair value as of June 30, 2018	$ 356